Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Loan-to-Value Analysis of Commercial Properties
The credit quality as of December 31 is shown below:

	Debt Service Coverage Ratios
	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
2017:
Loan-to-value ratios:
Less than 50%	$3,742,536	52,805	64,700	66,486	3,926,527	33.3%
50% – 60%	4,205,942	225,433	62,516	14,315	4,508,206	38.2
60% – 70%	2,449,915	597,222	72,784	—	3,119,921	26.4
70% – 80%	74,854	169,431	—	—	244,285	2.1
80% – 90%	—	—	—	—	—	—
90% – 100%	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—
Total	$10,473,247	1,044,891	200,000	80,801	11,798,939	100.0%

	Debt Service Coverage Ratios
	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
2016:
Loan-to-value ratios:
Less than 50%	$3,694,757	133,289	53,761	—	3,881,807	37.3%
50% – 60%	3,740,956	173,453	23,378	18,930	3,956,717	38.0
60% – 70%	1,442,783	502,746	26,005	43,607	2,015,141	19.4
70% – 80%	198,103	153,481	24,086	—	375,670	3.6
80% – 90%	57,439	83,046	27,384	2,937	170,806	1.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—
Total	$9,134,038	1,046,015	154,614	65,474	10,400,141	100.0%

Nontrade Receivables and Allowance for Credit Losses
The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2017			2016
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$14,167	27,710	41,877	11,860	20,963	32,823
Allowance for credit losses	(4,301)	—	(4,301)	(4,876)	—	(4,876)
Net nontrade receivables	$9,866	27,710	37,576	6,984	20,963	27,947

Allowances For Credit Losses And Investment in Financing Receivables
The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2017:
Financing receivables, gross	$11,798,939	41,877	39,120	10,137	11,890,073
Allowance for credit losses:
Beginning balance	48,400	4,876	—	—	53,276
Provision / (benefit)	(11,400)	(575)	—	—	(11,975)
Ending balance	37,000	4,301	—	—	41,301
Financing receivables ending balance net of valuation allowance	$11,761,939	37,576	39,120	10,137	11,848,772

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2016:
Financing receivables, gross	$10,400,141	32,823	39,120	10,145	10,482,229
Allowance for credit losses:
Beginning balance	37,400	5,525	—	—	42,925
Provision / (benefit)	11,000	(649)	—	—	10,351
Ending balance	48,400	4,876	—	—	53,276
Financing receivables ending balance net of valuation allowance	$10,351,741	27,947	39,120	10,145	10,428,953

Aging Analysis of Past Due Financing Receivables
Aging analysis of past-due financing receivables as of December 31 is shown below:

	31-60 days past due	61-90 days past due	Greater than 90 days past due	Total past due	Current	Total
2017:
Mortgage loans	$—	—	—	—	11,798,939	11,798,939
Nontrade receivables	9,955	1,279	8,200	19,434	22,443	41,877
Loans to affiliates	—	—	—	—	39,120	39,120
Loans to non-affiliates	—	18	481	499	9,638	10,137
Total	$9,955	1,297	8,681	19,933	11,870,140	11,890,073

	31-60 days past due	61-90 days past due	Greater than 90 days past due	Total past due	Current	Total
2016:
Mortgage loans	$—	—	—	—	10,400,141	10,400,141
Nontrade receivables	7,590	1,662	6,712	15,964	16,859	32,823
Loans to affiliates	—	—	—	—	39,120	39,120
Loans to non-affiliates	109	10	71	190	9,955	10,145
Total	$7,699	1,672	6,783	16,154	10,466,075	10,482,229